Note 2 – Summary of Significant Accounting Policies (Details) - Fair Value, Assets Measured on a Recurring Basis (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Inputs, Level 1 [Member]
Note 2 – Summary of Significant Accounting Policies (Details) - Fair Value, Assets Measured on a Recurring Basis [Line Items]
Convertible debt - Fair Value	$ 0	$ 0	$ 0
Totals - Fair Value	0	0	0
Fair Value, Inputs, Level 2 [Member]
Note 2 – Summary of Significant Accounting Policies (Details) - Fair Value, Assets Measured on a Recurring Basis [Line Items]
Convertible debt - Fair Value	0	0	0
Totals - Fair Value	0	0	0
Fair Value, Inputs, Level 3 [Member]
Note 2 – Summary of Significant Accounting Policies (Details) - Fair Value, Assets Measured on a Recurring Basis [Line Items]
Convertible debt - Fair Value	311,990	265,051	21,324
Totals - Fair Value	311,990	265,051	21,324
Total Realized Loss [Member]
Note 2 – Summary of Significant Accounting Policies (Details) - Fair Value, Assets Measured on a Recurring Basis [Line Items]
Convertible debt - Total Realized Loss	0	0	0
Totals - Total Realized Loss		$ 0	$ 0